Income Taxes (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Line Items]
Net operating loss carryforwards	$ 36,000	$ 34,000
Accrued interest payable related to uncertain tax positions	130	$ 125
Undistributed earnings of domestic subsidiaries	35,100
Additional taxes if interest in all businesses is sold rather than to effect a tax-free liquidation	$ 12,900
Maximum [Member]
Income Taxes [Line Items]
Net operating losses expiration date	Jan. 01, 2036
Minimum [Member]
Income Taxes [Line Items]
Net operating losses expiration date	Jan. 01, 2024